SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement Of Deferred Contract Costs [Roll Forward]
Beginning balance	$ 20,522	$ 3,675
Capitalization of deferred contract costs	88,425	23,229
Amortization	(23,139)	(6,382)
Ending balance	$ 85,808	$ 20,522